Financial Risk Management - Unused Portions of the Credit Facility (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Commercial paper [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the credit facility	¥ 900,657	¥ 729,096
Medium-term notes [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the credit facility	1,857,974	3,832,311
Credit facility [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the credit facility	¥ 2,758,631	¥ 4,561,407